Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details) - 12 months ended Dec. 31, 2023 - $ / shares	Total	Total
Series A Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.40%
Current Annual Dividend		$ 0.5456
Earliest Redemption and/or Conversion Option Date	August 15, 2025	August 15, 2025
Redemption Value	$ 25.00	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series B	Series B
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	1.84%
Series C Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.10%
Current Annual Dividend		$ 1.6085
Earliest Redemption and/or Conversion Option Date	August 15, 2028	August 15, 2028
Redemption Value	$ 25.00	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series D	Series D
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	2.65%
Series C Preferred Stock | Prior To August 15, 2028
Class of Stock [Line Items]
Current Annual Dividend	$ 1.1802
Series F Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.202%
Current Annual Dividend		$ 1.0505
Earliest Redemption and/or Conversion Option Date	February 15, 2025	February 15, 2025
Redemption Value	$ 25.00	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series G	Series G
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	2.63%
Series B Preferred Stock
Class of Stock [Line Items]
Initial Yield	2.393%
Earliest Redemption and/or Conversion Option Date	August 15, 2025	August 15, 2025
Redemption Value	$ 25.00	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series A	Series A
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.90%
Current Annual Dividend		$ 1.5810
Earliest Redemption and/or Conversion Option Date	August 15, 2028	August 15, 2028
Redemption Value	$ 25.00	$ 25.00
Preferred Stock, Conversion Basis	Right to Convert on a one for one basis	Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted	Series I	Series I
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	4.90%
Series H Preferred Stock | Prior To August 15, 2028
Class of Stock [Line Items]
Current Annual Dividend	$ 1.2250
Series J Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.25%
Current Annual Dividend		$ 1.0625
Earliest Redemption and/or Conversion Option Date	May 15, 2026	May 15, 2026
Redemption Value	$ 25.00	$ 25.00
Right to Convert on a one for one basis	Series K	Series K
Series J Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	4.25%
Series E Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.50%
Current Annual Dividend		$ 1.1250
Redemption Value	$ 25.00	25.00
Series L Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.60%
Current Annual Dividend		$ 1.1500
Earliest Redemption and/or Conversion Option Date	November 15, 2026	November 15, 2026
Redemption Value	$ 26.00	$ 26.00
Series L Preferred Stock | On Or After November 15, 2026 to November 15, 2027
Class of Stock [Line Items]
Redemption Value	26.00	26.00
Series L Preferred Stock | After November 15, 2027 To November 15, 2030
Class of Stock [Line Items]
Preferred Stock, Redemption Price, Annual Decrease	0.25	0.25
Series L Preferred Stock | After November 15, 2030
Class of Stock [Line Items]
Redemption Value	25.00	25.00
Series D Preferred Stock
Class of Stock [Line Items]
Redemption Value	25.00	25.00
Series D Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value	25.50	25.50
Series G Preferred Stock
Class of Stock [Line Items]
Redemption Value	25	25
Series G Preferred Stock | After February 15, 2025
Class of Stock [Line Items]
Redemption Value	$ 25.5	25.5
Series I Preferred Stock
Class of Stock [Line Items]
Initial Yield	2.54%
Redemption Value	$ 25	25
Series I Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value	$ 25.5	$ 25.5